Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Glencore [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership related party	71.50%
Technical Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Services received	$ 309	$ 474